ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	CLOSED END FUNDS — 17.2%
	EQUITY - 2.4%
18,000	Blackrock Science & Technology Trust	$ 666,180

	FIXED INCOME - 14.8%
175,000	Nuveen Credit Strategies Income Fund	1,025,500
70,000	Nuveen Preferred & Income Opportunities Fund	565,600
66,300	Pimco Dynamic Income Fund	1,270,308
94,500	PIMCO Dynamic Income Opportunities Fund	1,290,870
		4,152,278

	TOTAL CLOSED END FUNDS (Cost $4,651,884)	4,818,458

	EXCHANGE-TRADED FUNDS — 55.9%
	EQUITY - 53.7%
40,833	Defiance Nasdaq 100 Enhanced Options Income ETF	1,354,839
40,000	Defiance S&P 500 Enhanced Options Income ETF	1,646,000
67,000	First Trust BuyWrite Income ETF	1,596,610
74,000	First Trust Nasdaq BuyWrite Income ETF	1,567,320
169,500	Global X Nasdaq 100 Covered Call ETF	3,088,290
40,000	JPMorgan Equity Premium Income ETF	2,433,200
37,000	JPMorgan Nasdaq Equity Premium Income ETF	2,112,330
28,000	NEOS Nasdaq-100 Hedged Equity Income ETF	728,280
12,500	ProShares S&P 500 High Income ETF	574,375
		15,101,244
	MIXED ALLOCATION - 2.2%
50,000	Amplify High Income ETF	609,250

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,125,714)	15,710,494

ANCHOR RISK MANAGED INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares				Fair Value
SHORT-TERM INVESTMENTS — 18.8%
MONEY MARKET FUNDS - 18.8%
5,276,164	First American Government Obligations Fund Class X, 4.56% (Cost $5,276,164)(a)			$ 5,276,164

	TOTAL INVESTMENTS - 91.9% (Cost $26,053,762)			$ 25,805,116
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.1%			2,270,465
	NET ASSETS - 100.0%			$ 28,075,581

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
20	CME E-Mini Standard & Poor's 500 Index Futures	12/23/2024	$ 6,051,500	$ 70,580
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2024.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 94.0%
	EQUITY - 94.0%
350,775	Invesco QQQ Trust Series 1	$ 178,804,048
100,000	SPDR S&P 500 ETF Trust	60,255,000
		239,059,048

	TOTAL EXCHANGE-TRADED FUNDS (Cost $96,769,351)	239,059,048

	SHORT-TERM INVESTMENTS — 1.4%
	MONEY MARKET FUNDS - 1.4%
3,485,284	First American Government Obligations Fund Class X, 4.56% (Cost $3,485,284)(a)	3,485,284

	TOTAL INVESTMENTS - 95.4% (Cost $100,254,635)	$ 242,544,332
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.6%	11,730,461
	NET ASSETS - 100.0%	$ 254,274,793

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2024.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares				Fair Value
EXCHANGE-TRADED FUNDS — 72.4%
EQUITY - 72.4%
200,000	iShares MSCI EAFE ETF			$ 15,794,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,830,400)			15,794,000

SHORT-TERM INVESTMENTS — 0.1%
MONEY MARKET FUND - 0.1%
13,713	First American Government Obligations Fund Class X, 4.56% (Cost $13,713)(a)			13,713

	TOTAL INVESTMENTS - 72.5% (Cost $13,844,113)			$ 15,807,713
	OTHER ASSETS IN EXCESS OF LIABILITIES- 27.5%			5,993,825
	NET ASSETS - 100.0%			$ 21,801,538

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
20	CME E-Mini Standard & Poor's 500 Index Future	12/23/2024	$ 6,051,500	$ 275,205
TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
180	ICE US mini MSCI EAFE Index Futures	12/23/2024	$ 20,985,300	$ 1,107,104
40	ICE US MSCI Emerging Markets EM Index Futures	12/23/2024	2,181,200	14,265
	TOTAL FUTURES CONTRACTS			$ 1,121,369

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2024.